Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
Schedule of Receivables	As of June 30, 2024, receivables consisted of the following:
	June 30, 2024	December 31, 2023
Trade receivable	$20,709	$33,089
Sales taxes receivable	8,361	3,072
	$29,070	$36,161
As of December 31, 2023 and 2022, receivables consisted of the following:
	December 31, 2023	December 31, 2022
Trade receivable	$33,089	$4,180
Sales taxes receivable	3,072	8,674
	$36,161	$12,854